Note 9 - Related-party Transactions	12 Months Ended
Dec. 31, 2015
Notes
Note 9 - Related-party Transactions

NOTE 9 – RELATED-PARTY TRANSACTIONS

As of December 31, 2014, we owed $1,320 for cash advances to the former president of Thermal Tennis. The advance was due on demand and non-interest-bearing. The advance was paid in the nine months ended September 30, 2015.

Refer to Note 12 for warrants issued.